Accounts and notes receivable (Movements of loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts and notes receivable
Beginning of the year	¥ (155,929)	¥ (195,320)
Provision	(22,096)	(24,105)
Reversal	36,586	441
Write-off	925	20
Others		62,772
Currency translation differences	426	263
End of the year	¥ (140,088)	¥ (155,929)